UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-02889

                     AllianceBernstein Government Reserves
               (Exact name of registrant as specified in charter)

             1345 Avenue of the Americas, New York, New York 10105
              (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                          1345 Avenue of the Americas
                            New York, New York 10105
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2004

                  Date of reporting period: September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
September 30, 2004  (unaudited)                                                              AllianceBernstein Government Reserves

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS-44.5%
               FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.9%
     $ 90,000  01/10/05                                                                               1.10%         $   89,727,300
       50,000  01/18/05                                                                               1.15              49,825,903
       45,000  10/13/04                                                                               1.16              44,982,600
       90,000  10/01/04                                                                               1.53              90,000,000
       70,000  10/20/04                                                                               1.57              69,941,997
       95,000  10/27/04                                                                               1.58              94,891,594
      260,000  10/28/04 FRN                                                                           1.58             259,992,328
       50,000  10/15/04                                                                               1.59              49,969,083
       60,000  10/22/04                                                                               1.59              59,944,350
       50,000  11/10/04                                                                               1.60              49,911,111
      270,000  02/11/05 FRN                                                                           1.60             269,980,289
      105,000  12/01/04                                                                               1.64             104,706,438
      130,000  11/17/04                                                                               1.66             129,719,306
       75,000  11/22/04                                                                               1.68              74,818,000
      155,000  12/08/04                                                                               1.81             154,470,072
       85,000  12/15/04                                                                               1.83              84,675,937
      180,000  12/22/04                                                                               1.85             179,243,550
                                                                                                                    ---------------
                                                                                                                     1,856,799,858
                                                                                                                    ---------------

               FEDERAL HOME LOAN MORTGAGE CORP. - 17.4%
       50,000  11/01/04                                                                               1.08              49,953,715
       50,000  12/13/04                                                                               1.08              49,890,500
       50,000  12/27/04                                                                               1.08              49,869,500
       50,000  12/17/04                                                                               1.09              49,883,431
       50,000  12/20/04                                                                               1.09              49,878,889
       90,000  01/10/05                                                                               1.10              89,727,300
       50,000  12/06/04                                                                               1.13              49,896,875
       12,667  10/05/04                                                                               1.15              12,665,381
       50,000  01/19/05                                                                               1.16              49,822,778
       90,000  10/25/04                                                                               1.58              89,905,200
       90,000  10/26/04                                                                               1.58              89,901,250
       25,000  11/15/04                                                                               1.59              25,065,211
       50,000  10/20/04                                                                               1.60              49,957,910
       45,000  11/16/04                                                                               1.64              44,905,700
      100,000  11/30/04                                                                               1.70              99,716,667
      185,000  12/28/04                                                                               1.70             184,222,667
       50,000  12/07/04                                                                               1.81              49,831,569
       90,000  12/14/04                                                                               1.83              89,661,450
       30,000  12/21/04                                                                               1.87              29,873,775
                                                                                                                    ---------------
                                                                                                                     1,204,629,768
                                                                                                                    ---------------

               FEDERAL HOME LOAN BANK - 0.2%
       15,000  12/10/04                                                                               1.78              15,160,946
                                                                                                                    ---------------

               Total U.S. Government Sponsored Agency Obligations
               (amortized cost $3,076,590,572)                                                                       3,076,590,572
                                                                                                                    ---------------

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               REPURCHASE AGREEMENTS-55.9%
               ABN AMRO
       90,000  1.60%, dated 08/17/04, due 11/03/04 in the amount of $90,312,000
               (cost $90,000,000; collateralized by $80,960,000 FNMA, 6.375%,
               due 06/15/09, value $91,800,848) (a)                                                   1.60              90,000,000
               ABN AMRO
       75,000  1.63%, dated 08/24/04, due 11/22/04 in the amount of $75,305,625
               (cost $75,000,000; collateralized by $76,740,000 FHLB, 2.375%,
               due 04/05/06, value $76,502,172) (a)                                                   1.63              75,000,000
               Bank of America
       50,000  1.54%, dated 08/09/04, due 10/08/04 in the amount of $50,128,333
               (cost $50,000,000; collateralized by $58,334,629 FHLMC and FNMAs,
               5.00%, due 11/01/18 to 04/01/34, value $51,000,000) (a)                                1.54              50,000,000
               Bank of America
       70,000  1.65%, dated 08/26/04, due 10/25/04 in the amount of $70,192,500
               (cost $70,000,000; collateralized by $84,219,836 FHLMC and FNMAs,
               5.00% to 5.50%, due 07/01/24 to 04/01/34, value $71,400,000) (a)                       1.65              70,000,000
               Bank of America
      100,000  1.87%, dated 09/30/04, due 10/01/04 in the amount of $100,005,194
               (cost 100,000,000; collateralized by $132,942,037 FHLMC and
               FNMAs, 5.00% to 6.50%, due 04/01/18 to 12/01/33, value $102,000,000)                   1.87             100,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               BNP Paribas Corp.
       75,000  1.56%, dated 08/13/04, due 10/08/04 in the amount of $75,182,000
               (cost $75,000,000; collateralized by 76,893,000 FNMA, 0.00%, due
               12/01/04, value $76,648,942) (a)                                                       1.56              75,000,000
               BNP Paribas Corp.
      100,000  1.83%, dated 09/22/04, due 12/16/04 in the amount of $100,432,083
               (cost $100,000,000; collateralized by $104,100,000 FHLMC and
               FNMA, 4.375% to 5.50%, due 07/15/06 to 07/17/13, value $102,420,736) (a)               1.83             100,000,000
               CS First Boston Corp.
       60,000  1.52%, dated 08/06/04, due 10/05/04 in the amount of $60,152,000
               (cost $60,000,000; collateralized by $111,767,560 FHLMCs, 0.00%,
               due 09/01/31 to 08/01/34, value $61,201,310)                                           1.52              60,000,000
               CS First Boston Corp.
       40,000  1.56%, dated 08/13/04, due 10/05/04 in the amount of $40,091,867
               (cost $40,000,000; collateralized by $204,473,896 FHLMCs, 0.00%,
               due 11/01/17 to 06/01/36, value $40,800,114)                                           1.56              40,000,000
               CS First Boston Corp.
       33,000  1.61%, dated 09/02/04, due 10/04/04 in the amount of $33,047,227
               (cost $33,000,000; collateralized by $72,636,726 FNMAs, 0.00%,
               due 09/01/14 to 06/01/33, value $33,662,840)                                           1.61              33,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               CS First Boston Corp.
       50,000  1.62%, dated 08/26/04, due 10/19/04 in the amount of $50,121,500
               (cost $50,000,000; collateralized by $56,078,104 FNMAs, 0.00%,
               due 07/01/05 to 04/01/34, value $51,003,676) (a)                                       1.62              50,000,000
               CS First Boston Corp.
       30,000  1.63%, dated 08/20/04, due 11/09/04 in the amount of $30,110,025
               (cost $30,000,000; collateralized by $153,710,000 FNMAs, 0.00%,
               due 11/01/08 to 04/01/34, value $30,600,050) (a)                                       1.63              30,000,000
               CS First Boston Corp.
       65,000  1.81%, dated 09/28/04, due 11/18/04 in the amount of $65,166,671
               (cost $65,000,000; collateralized by $69,368,509 FNMAs, 0.00%,
               due 09/01/33 to 10/01/34, value $66,301,539) (a)                                       1.81              65,000,000
               CS First Boston Corp.
       70,000  1.84%, dated 09/22/04, due 12/15/04 in the amount of $70,300,533
               (cost $70,000,000; collateralized by $72,783,415 FNMAs, 0.00%,
               due 03/01/14 to 08/01/34, value $71,400,982) (a)                                       1.84              70,000,000
               Deutsche Bank
      283,000  1.50% to 1.65%, dated 07/15/04 to 08/26/04, due 10/06/04 to
               11/10/04 in the amount of $283,937,919 (cost $283,000,000;
               collateralized by $313,669,925 FNMAs and FHLMCs, 2.868% to 6.50%,
               due 03/01/17 to 09/01/34, value $288,660,000) (a)                                 1.50-1.65             283,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Goldman Sachs & Co.
      290,000  1.67% to 1.79%, dated 09/10/04 to 09/29/04, due 10/12/04 to
               10/29/04 in the amount of $290,426,027 (cost $290,000,000;
               collateralized by $412,104,088 FHLMC and FNMAs, 4.2279% to 6.00%,
               due 06/01/33 to 09/01/34, value $295,800,000) (a)                                 1.67-1.79             290,000,000
               Greenwich Capital
       55,000  1.55%, dated 08/10/04, due 10/12/04 in the amount of $55,149,188
               (cost 55,000,000; collateralized by $126,128,420 FHLMC and FNMAs,
               0.00%, due 09/01/14 to 01/01/34, value $56,100,880)                                    1.55              55,000,000
               Greenwich Capital
       60,000  1.56%, dated 08/13/04, due 10/06/04 in the amount of $60,140,400
               (cost $60,000,000; collateralized by $60,756,800 FNMAs, 0.00%,
               due 07/01/34 to 08/01/34, value $61,204,833) (a)                                       1.56              60,000,000
               Greenwich Capital
       62,000  1.60%, dated 08/17/04, due 10/18/04 in the amount of $62,170,844
               (cost $62,000,000; collateralized by $64,237,674 FHLMC and FNMAs,
               0.00%, due 12/01/33 to 09/01/34, value $63,243,046) (a)                                1.60              62,000,000
               Greenwich Capital
       38,000  1.65%, dated 08/23/04, due 11/11/04 in the amount of $38,139,333
               (cost $38,000,000; collateralized by $38,265,000 FNMA, 0.00%, due
               09/01/14, value $38,761,168) (a)                                                       1.65              38,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Greenwich Capital
       50,000  1.65%, dated 08/19/04, due 11/18/04 in the amount of $50,208,542
               (cost $50,000,000; collateralized by $146,879,587 FHLMC and
               FNMAs, 0.00%, due 05/01/20 to 12/01/33, value $51,000,673) (a)                         1.65              50,000,000
               Greenwich Capital
       60,000  1.81%, dated 09/28/04, due 11/12/04 in the amount of $60,135,750
               (cost $60,000,000; collateralized by $148,671,562 FHLMC and
               FNMAs, 0.00%, due 06/01/24 to 07/01/34, value $61,201,702) (a)                         1.81              60,000,000
               Greenwich Capital
       20,000  1.81%, dated 09/15/04, due 12/10/04 in the amount of $20,086,478
               (cost $20,000,000; collateralized by $64,510,369 FHLMC and FNMAs,
               0.00%, due 06/01/23 to 08/01/34, value $20,401,894) (a)                                1.81              20,000,000
               Lehman Brothers, Inc.
       50,000  1.48%, dated 07/13/04, due 10/07/04 in the amount of $50,176,778
               (cost $50,000,000; collateralized by $92,091,927 FNMAs, 0.00%,
               due 01/01/25 to 07/01/34, value $50,999,216)                                           1.48              50,000,000
               Lehman Brothers, Inc.
       85,000  1.51%, dated 08/02/04, due 10/01/04 in the amount of $85,213,917
               (cost $85,000,000; collateralized by $131,212,832 FHLMCs and
               FNMAs, 0.00%, due 05/01/32 to 09/01/42, value $86,699,926)                             1.51              85,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Lehman Brothers, Inc.
       59,000  1.60%, dated 08/20/04, due 10/19/04 in the amount of $59,157,333
               (cost $59,000,000; collateralized by $76,964,506 FNMAs, 0.00%,
               due 07/01/32 to 10/01/34, value $60,179,602) (a)                                       1.60              59,000,000
               Lehman Brothers, Inc.
       45,000  1.64%, dated 08/16/04, due 11/12/04 in the amount of $45,178,350
               (cost $45,000,000; collateralized by $67,802,492 FHLMC and FNMAs,
               0.00%, due 06/01/24 to 10/01/34, value $45,896,968) (a)                                1.64              45,000,000
               Lehman Brothers, Inc.
      110,000  1.72%, dated 09/10/04, due 11/09/04 in the amount of $110,315,333
               (cost $110,000,000; collateralized by $147,810,036 FHLMCs and
               FNMAs, 0.00%, due 09/01/31 to 09/01/34, value $112,193,735) (a)                        1.72             110,000,000
               Merrill Lynch & Co., Inc.
       50,000  1.49%, dated 07/12/04, due 10/12/04 in the amount of $50,190,389
               (cost $50,000,000; collateralized by $66,700,000 FNMA, 0.00%, due
               10/1/33, value $51,002,421) (a)                                                        1.49              50,000,000
               Merrill Lynch & Co., Inc.
       30,000  1.49%, dated 07/13/04, due 10/14/04 in the amount of $30,115,475
               (cost $30,000,000; collateralized by $32,066,311 FHLMC and FNMAs,
               4.50% to 6.00%, due 05/01/18 to 09/01/34, value $30,600,465) (a)                       1.49              30,000,000
               Merrill Lynch & Co., Inc.
       90,000  1.53%, dated 08/03/04, due 10/04/04 in the amount of $90,237,150
               (cost 90,000,000; collateralized by $120,055,000 FNMA, 0.00%, due
               10/01/33, value $91,800,534)                                                           1.53              90,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Merrill Lynch & Co., Inc.
       88,000  1.80%, dated 09/28/04, due 11/15/04 in the amount of $88,211,200
               (cost $88,000,000; collateralized by $140,806,174 FHLMCs and
               FNMAs, 4.00% to 7.045%, due 03/01/14 to 08/01/34, value $89,763,009) (a)               1.80              88,000,000
               Merrill Lynch & Co., Inc.
       90,000  1.80%, dated 09/24/04, due 11/24/04 in the amount of $90,274,500
               (cost $90,000,000; collateralized by $195,464,865 FHLMCs and
               FNMAs, 0.00% to 8.50%, due 05/01/16 to 09/01/34, value $91,803,145) (a)                1.80              90,000,000
               Morgan Stanley Dean Witter
      293,000  1.56% to 1.82%, dated 08/13/04 to 09/27/04, due 10/07/04 to
               12/21/04 in the amount of $294,015,488 (cost $293,000,000;
               collateralized by $314,408,894 FNMAs and FHLMCs, 4.50% to 5.50%,
               due 06/01/18 to 09/01/34, value $298,860,002) (a)                                 1.56-1.82             293,000,000
               Nomura
      129,000  1.51% to 1.665%, dated 07/15/04 to 08/20/04, due 10/13/04 to
               11/19/04 in the amount of $129,500,818 (cost $129,000,000;
               collateralized by $142,880,109 FHLMCs and FNMAs, 5.50% to 7.50%,
               due 04/01/05 to 09/01/34, value $131,580,001) (a)                                1.51-1.665             129,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Nomura
      160,000  1.83% to 1.91%, dated 09/29/04, due 11/29/04 to 12/30/04 in the amount of $160,638,556 (cost $160,000,000; collateralized by
               $219,949,439 FHLMCs and FNMAs, 4.50% to 6.50%, due 05/01/17 to
               09/01/34, value $183,200,001) (a)                                                 1.83-1.91             160,000,000
               Nomura
       60,000  1.65%, dated 08/27/04, due 10/29/04 in the amount of $60,173,250
               (cost $60,000,000; collateralized by $62,880,750 FHLMCs and
               FNMAs, 5.50% to 7.50%, due 07/01/18 to 10/01/34, value $61,200,001) (a)                1.65              60,000,000
               UBS Warburg
       38,000  1.49%, dated 07/12/04, due 10/08/04 in the amount of $38,138,404
               (cost $38,000,000; collateralized by $51,030,000 FNMA, 0.00%, due
               08/01/34, value $38,760,316) (a)                                                       1.49              38,000,000
               UBS Warburg
       55,000  1.60%, dated 08/17/04, due 10/18/04 in the amount of $55,151,556
               (cost $55,000,000; collateralized by $83,125,000 FNMA, 0.00%, due
               09/01/33, value $56,101,721) (a)                                                       1.60              55,000,000
               UBS Warburg
       40,000  1.62%, dated 08/27/04, due 10/26/04 in the amount of $40,108,000
               (cost $40,000,000; collateralized by $73,895,000 FNMA, 0.00%, due
               04/01/33, value $40,802,711) (a)                                                       1.62              40,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               UBS Warburg
       37,000  1.64%, dated 08/30/04, due 10/29/04 in the amount of $37,101,133
               (cost $37,000,000; collateralized by $210,350,676 FNMAs, 0.00%,
               due 06/01/30 to 09/01/33, value $37,741,883) (a)                                       1.64              37,000,000
               UBS Warburg
       57,000  1.64%, dated 08/18/04, due 11/17/04 in the amount of $57,236,297
               (cost $57,000,000; collateralized by $235,515,000 FNMA, 0.00%,
               due 04/01/29 to 04/01/33, value $58,140,218) (a)                                       1.64              57,000,000
               UBS Warburg
       50,000  1.65%, dated 08/17/04, due 11/16/04 in the amount of $50,208,542
               (cost $50,000,000; collateralized by $75,570,000 FNMA, 0.00%, due
               09/01/33, value $51,002,792) (a)                                                       1.65              50,000,000
               UBS Warburg
       44,000  1.81%, dated 09/22/04, due 11/19/04 in the amount of $44,128,309
               (cost $44,000,000; collateralized by $62,385,000 FNMAs, 0.00%,
               due 12/01/33 to 08/01/34, value $44,882,414) (a)                                       1.81              44,000,000
               UBS Warburg
       30,000  1.82%, dated 09/15/04, due 12/14/04 in the amount of $30,136,500
               (cost $30,000,000; collateralized by $40,290,000 FNMA, 0.00%, due
               08/01/34, value $30,602,648) (a)                                                       1.82              30,000,000
               Wachovia Securities LLC
       40,000  1.60%, dated 08/18/04, due 11/02/04 in the amount of $40,135,111
               (cost 40,000,000; collateralized by $66,391,495 FHLB and FHLMCs,
               4.119% to 7.50%, due 10/30/09 to 02/01/33, value $40,800,000) (a)                      1.60              40,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Wachovia Securities LLC
      100,000  1.71%, dated 09/10/04, due 11/08/04 in the amount of $100,280,250
               (cost $100,000,000; collateralized by $173,412,531 FHLMCs and
               FNMA, 4.50% to 6.254%, due 09/01/18 to 02/01/32, value 102,000,000) (a)                1.71             100,000,000
               Wachovia Securities LLC
       80,000  1.80%, dated 09/22/04, due 11/23/04 in the amount of $80,248,000
               (cost $80,000,000; collateralized by $81,383,044 FHLMCs and FNMA,
               0.00% to 6.00%, due 05/13/19 to 07/01/34, value $81,600,000) (a)                       1.80              80,000,000
               Wachovia Securities LLC
       80,000  1.86%, dated 09/22/04, due 12/21/04 in the amount of $80,372,000
               (cost $80,000,000; collateralized by $184,645,213 FHLMs, FNMA and
               GNMA, 4.887% to 7.00%, due 01/01/19 to 12/01/33, value $81,600,000) (a)                1.86              80,000,000
               Wachovia Securities LLC
       49,000  1.91%, dated 09/29/04, due 12/29/04 in the amount of $49,236,575
               (cost $49,000,000; collateralized by $89,938,907 FHLMC's, FNMA
               and GNMA, 3.707% to 7.00%, due 12/01/30 to 03/01/34, value $49,980,000) (a)            1.91              49,000,000
                                                                                                                    ---------------
               Total Repurchase Agreements
               (amortized cost $3,865,000,000)                                                                       3,865,000,000
                                                                                                                    ---------------

               TOTAL INVESTMENTS - 100.4%
               (amortized cost $6,941,590,572)                                                                       6,941,590,572
               Other assets less
               liabilities - (0.4%)                                                                                    (28,483,475)
                                                                                                                    ---------------

               NET ASSETS - 100%                                                                                    $6,913,107,097
                                                                                                                    ---------------

           (a) Repurchase agreements which are terminable within 7 days.

               Glossary of Terms:

               FHLB  - Federal Home Loan Bank
               FHLMC - Federal Home Loan Mortgage Corporation
               FNMA  - Federal National Mortgage Association
               FRN   - Floating Rate Note
               GNMA  - Government National Mortgage Association

PORTFOLIO OF INVESTMENTS
September 30, 2004 (unaudited)                                                                 AllianceBernstein Treasury Reserves

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               U.S. GOVERNMENT OBLIGATIONS-41.7%
               U.S. TREASURY BILLS - 25.0%
    $   5,000  10/07/04                                                                               1.44%         $    4,998,802
        5,000  11/04/04                                                                               1.46               4,993,106
       13,000  11/12/04                                                                               1.55              12,976,605
       10,000  11/18/04                                                                               1.56               9,979,800
       10,000  12/02/04                                                                               1.57               9,973,047
       18,000  10/21/04                                                                               1.58              17,984,225
       14,000  10/28/04                                                                               1.60              13,983,179
       15,000  11/26/04                                                                               1.65              14,961,617
       10,000  12/09/04                                                                               1.67               9,968,087
       10,000  12/23/04                                                                               1.70               9,960,806
                                                                                                                    ---------------
                                                                                                                       109,779,274
                                                                                                                    ---------------
               U.S. TREASURY NOTES - 16.7%
        5,000  10/31/04                                                                               1.58               5,003,996
       43,000  11/30/04                                                                               1.69              43,028,494
       24,000  12/31/04                                                                               1.77              24,007,177
        1,000  01/31/05                                                                               1.88               1,001,688
                                                                                                                    ---------------
                                                                                                                        73,041,355
                                                                                                                    ---------------
               Total U.S. Government Obligations
               (amortized cost $182,820,629)                                                                           182,820,629
                                                                                                                    ---------------
               REPURCHASE AGREEMENTS-58.1%
               ABN AMRO
       12,000  1.49%, dated 07/27/04, due 10/25/04 in the amount of
               $12,044,700 (cost $12,000,000; collateralized by
               $11,067,000 U.S. Treasury Note, 6.50%, due 10/15/06,
               value $12,240,612) (a)                                                                 1.49              12,000,000
               ABN AMRO
        9,000  1.71%, dated 09/22/04, due 11/22/04 in the amount of
               $9,026,078 (cost $9,000,000; collateralized by $7,302,000
               U.S. Treasury Bond, 10.375%, due 11/15/12, value
               $9,180,850) (a)                                                                        1.71               9,000,000
               Bank of America
        7,000  1.37%, dated 07/14/04, due 10/07/04 in the amount of
               $7,022,643 (cost $7,000,000; collateralized by $7,003,000
               U.S. Treasury Note, 3.125%, due 05/15/07, value
               $7,140,531)                                                                            1.37               7,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Bank of America
       14,000  1.68%, dated 09/29/04, due 11/09/04 in the amount of
               $14,026,787 (cost $14,000,000; collateralized by
               $14,005,000 U.S. Treasury Note, 3.125%, due 05/15/07,
               value $14,280,043) (a)                                                                 1.68              14,000,000
               Bank of Montreal
       15,000  1.70%, dated 09/30/04, due 10/01/04 in the amount of
               $15,000,708 (cost $15,000,000; collateralized by
               $12,826,000 U.S. Treasury Bonds and U.S. Treasury Note,
               5.25% to 12.00%, due 11/15/04 to 02/15/29, value
               $15,300,915)                                                                           1.70              15,000,000
               Barclays de Zoete Wedd Securities, Inc.
       12,000  1.48%, dated 08/11/04, due 10/12/04 in the amount of
               $12,030,587 (cost $12,000,000; collateralized by
               $12,500,000 U.S. Treasury Note, 1.125%, due 06/30/05,
               value $12,446,281) (a)                                                                 1.48              12,000,000
               Barclays de Zoete Wedd Securities, Inc.
       10,000  1.50%, dated 08/16/04, due 10/14/04 in the amount of
               $10,024,583 (cost $10,000,000; collateralized by
               $9,800,000 U.S. Treasury Note, 2.00%, due 01/15/14, value
               $10,328,623) (a)                                                                       1.50              10,000,000
               BNP Paribas Corp.
       11,000  1.53%, dated 08/23/04, due 10/21/04 in the amount of
               $11,027,583 (cost $11,000,000; collateralized by
               $7,653,000 U.S. Treasury Bond, 3.825%, due 04/15/28,
               value $11,616,032) (a)                                                                 1.53              11,000,000
               BNP Paribas Corp.
       12,000  1.55%, dated 08/30/04, due 10/29/04 in the amount of
               $12,031,000 (cost $12,000,000; collateralized by
               $8,800,000 U.S. Treasury Bond, 8.875%, due 08/16/17,
               value $12,687,169) (a)                                                                 1.55              12,000,000
               Citigroup Global Markets
       21,000  1.72% to 1.73%, dated 09/22/04 to 09/28/04, due 10/25/04 to 11/29/04 in the amount of $21,048,541 (cost
               $21,000,000; collateralized by $20,240,00 U.S. Treasury
               Notes, 3.375% to 6.125%, due 08/15/07 to 11/15/08, value
               $21,433,229) (a)                                                                  1.72-1.73              21,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               CS First Boston Corp.
       10,000  1.39%, dated 07/14/04, due 10/12/04 in the amount of
               $10,034,750 (cost $10,000,000; collateralized by
               $9,425,000 U.S. Treasury Bond, 5.375%, due 02/15/31,
               value $10,202,551) (a)                                                                 1.39              10,000,000
               CS First Boston Corp.
       11,000  1.77%, dated 09/23/04, due 12/21/04 in the amount of
               $11,048,134 (cost $11,000,000; collateralized by
               $10,273,000 U.S. Treasury Bond and U.S. Treasury Note,
               5.375% to 6.875%, due 05/15/06 to 02/15/31, value
               $11,224,215) (a)                                                                       1.77              11,000,000
               Deutsche Bank
        9,000  1.50%, dated 08/12/04, due 10/12/04 in the amount of
               $9,022,875 (cost $9,000,000; collateralized by $7,863,000
               U.S. Treasury Bond and U.S. Treasury Note, 6.50% to
               8.875%, due 05/15/05 to 02/15/19, value $9,181,003) (a)                                1.50               9,000,000
               Dresdner Bank
       14,000  1.90%, dated 09/30/04, due 10/01/04 in the amount of
               $14,000,739 (cost $14,000,000; collateralized by
               $14,372,000 U.S. Treasury Notes, 2.625% to 4.00%, due
               01/15/09 to 07/15/09, value $14,283,093)                                               1.90              14,000,000
               Goldman Sachs & Co.
        9,000  1.71%, dated 09/22/04, due 11/22/04 in the amount of
               $9,026,078 (cost $9,000,000; collateralized by $7,124,000
               U.S. Treasury Bond, 14%, due 11/15/11, value $9,180,770) (a)                           1.71               9,000,000
               Greenwich Capital
       11,000  1.50%, dated 08/17/04, due 10/15/04 in the amount of
               $11,027,042 (cost $11,000,000; collateralized by
               $10,800,000 U.S. Treasury Note, 3.875%, due 05/15/09,
               value $11,222,936) (a)                                                                 1.50              11,000,000
               Greenwich Capital
       12,000  1.55%, dated 08/30/04, due 10/28/04 in the amount of
               $12,020,483 (cost $12,000,000; collateralized by
               $11,780,000 U.S. Treasury Note, 3.875%, due 05/15/09,
               value $12,241,313) (a)                                                                 1.55              12,000,000

  Principal
   Amount
    (000)      Security                                                                              Yield                   Value
----------------------------------------------------------------------------------------------------------------------------------
               Lehman Brothers, Inc.
       13,000  1.39%, dated 07/14/04, due 10/13/04 in the amount of
               $13,045,677 (cost $13,000,000; collateralized by
               $9,610,000 U.S. Treasury Bond and U.S. Treasury Note,
               2.25% to 8.75%, due 04/30/06 to 05/15/20, value
               $13,259,305) (a)                                                                       1.39              13,000,000
               Morgan Stanley
       23,000  1.45% to 1.60%, dated 08/02/04 to 08/30/04, due 10/01/04 to 11/29/04 in the amount of $23,070,787 (cost
               $23,000,000; collateralized by $17,839,000 U.S. Treasury
               Note, 4.25%, due 01/15/10, value $23,462,234) (a)                                 1.45-1.60              23,000,000
               UBS Warburg
       10,000  1.54%, dated 08/18/04, due 11/15/04 in the amount of
               $10,038,072 (cost $10,000,000; collateralized by
               $9,895,000 U.S. Treasury Note, 4.25%, due 11/15/13, value
               $10,204,194) (a)                                                                       1.54              10,000,000
               UBS Warburg
       10,000  1.74%, dated 09/15/04, due 12/14/04 in the amount of
               $10,043,500 (cost $10,000,000; collateralized by
               $10,230,000 U.S. Treasury Note, 2.50%, due 09/30/06,
               value $10,204,425) (a)                                                                 1.74              10,000,000
                                                                                                                    --------------
               Total Repurchase Agreements
               (amortized cost $255,000,000)                                                                           255,000,000
                                                                                                                    --------------
               TOTAL INVESTMENTS - 99.8%
               (amortized cost $437,820,629)                                                                           437,820,629
               Other assets less
               liabilities - 0.2%                                                                                          711,379
                                                                                                                    --------------
               NET ASSETS - 100%                                                                                    $  438,532,008
                                                                                                                    --------------

           (a) Repurchase agreements which are terminable within 7 days.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

      Exhibit No.                DESCRIPTION OF EXHIBIT

      11(a)(1)       Certification of Principal Executive Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

      11(a)(2)       Certification of Principal Financial Officer Pursuant to
                     Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Government Reserves

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      Marc O. Mayer
      Chief Executive Officer

Date: November 29, 2004

By:   /s/ Mark D. Gersten
      Mark D. Gersten
      Treasurer and Chief Financial Officer

Date: November 29, 2004